SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $59,073 in cash and none in cash equivalents as of January 31, 2025.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $220 and $59,073 in cash and none in cash equivalents as of October 31, 2025 and January 31, 2025, respectively.

Net Loss Per Ordinary Share

Net Loss Per Ordinary Share

Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Notes 5). As of January 31, 2025, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for the period presented.

Net Income Per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. The unaudited condensed statements of operations include a presentation of net income per redeemable share and net income per non-redeemable share following the two-class method of net income per ordinary share because redemption of the redeemable shares is not at fair value pursuant to the guidance in ASC 480-10-S99. Net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The Company has elected to treat only the portion of the periodic adjustment to the carrying amount of the redeemable shares that reflects a redemption in excess of fair value like a dividend. As such, income or loss allocable to each class of ordinary share is not adjusted for the accretion of carrying value to redemption value.

The calculation of diluted net income per ordinary share does not consider the effect of the rights issued in connection with the IPO and the Private Units since the exercise of the rights is contingent upon the occurrence of future events. As of October 31, 2025, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares that then share in the earnings of the Company. As a result, diluted net income per ordinary share is the same as basic net income per ordinary share for the periods presented.

The net income per ordinary share presented in the unaudited condensed consolidated statements of operations is based on the following:

	Three Months Ended October 31, 2025	Three Months Ended October 31, 2024	Nine Months Ended October 31, 2025	For the Period from July 23, 2024 (Inception) to October 31, 2024
Net income (loss)	$514,636	$(43,064)	$802,493	$(43,064)

	Three Months Ended October 31, 2025		Three Months Ended October 31, 2024
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$369,933	$144,703	$-	$(43,064)

Denominator:
Basic and diluted weighted average shares outstanding	8,625,000	3,373,750	-	2,700,000
Basic and diluted net income (loss) per ordinary share	$0.04	$0.04	$-	$(0.02)

	Nine Months Ended October 31, 2025		For the Period from July 23, 2024 (Inception) to October 31, 2024
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$494,549	$307,944	$-	$(43,064)

Denominator:
Basic and diluted weighted average shares outstanding	4,956,044	3,086,012	-	2,700,000
Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$-	$(0.02)

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that is included in the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of January 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Currently, there is no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of October 31, 2025 and January 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman Islands federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statement.

Concentration of Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows. As of October 31, 2025 and January 31, 2025, the Company has not experienced losses on these accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 825, “Financial Instruments,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Operating Segments

Operating Segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer and Chief Financial Officer in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources. The Company is not organized by market and is managed and operated as one business. A single management team that reports to the CODM comprehensively manages the entire business. Accordingly, the Company does not accumulate discrete financial information with respect to separate divisions and does not have separate operating or reportable segments. Since the Company operates in one operating segment, all required financial segment information can be found in the financial statements.

March GL
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of June 30, 2025, the Company maintained all of its cash in U.S.-based financial institutions and had no cash equivalents.

Prepaid Expenses and Prepaid Shipping Fees

Prepaid Expenses and Prepaid Shipping Fees

Prepaid expenses represent advance payments for services and costs that will be recognized as expenses in future periods when incurred. As of June 30, 2025, prepaid expenses primarily consist of prepaid consulting services and prepaid shipping fees related to logistical support for the Company’s planned exploration activities in Greenland. These costs will be expensed as the related services are performed or as the benefit is consumed.

Net Loss Per Ordinary Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of common stock outstanding during the period.

Diluted earnings per share is computed by dividing net income by the weighted average number of shares of common stock and potentially dilutive outstanding shares of common stock during the period.

When the Company incurs a net loss, the effect of potentially dilutive shares is antidilutive and therefore excluded from the calculation. Accordingly, basic and diluted loss per share are the same for periods in which a net loss is reported.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of June 30, 2025, no provision for income taxes has been recorded due to the Company’s operating losses and the full valuation allowance on deferred tax assets.

Concentration of Risk

Concentration of Risk

The Company maintains its cash balances in one financial institution, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk on its cash balances.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and accounts payable. The carrying amounts of these financial instruments approximate fair value because of their short-term nature.

Research and Development

Research and Development

The Company expenses all research and development costs as incurred. These include expenses related to geological studies, early-stage exploration planning, and technical evaluations. No research and development costs have been capitalized as of June 30, 2025.

Related Party Transactions

Related Party Transactions

During the period from inception (March 31, 2025) to June 30, 2025, the Company entered into a management services agreement with a significant shareholder to provide general management and executive services and certain reimbursable costs. Under this agreement, the shareholder acted in the capacity of Chief Executive Officer and provided strategic, operational, and administrative support to the Company.

The agreement was entered into on terms management believes are consistent with those that would have been negotiated with an unrelated third party. As of June 30, 2025, there was a balance due of $45,000 related to this agreement.

No other related party transactions were identified during the reporting period.

Going Concern

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Since inception on March 31, 2025, the Company has been engaged primarily in organizational activities and early-stage exploration planning. As of June 30, 2025, the Company has incurred a net loss of $445,105, has not generated any revenues, and is in the development stage.

The Company’s ability to continue as a going concern depends on its capacity to raise additional capital for planned exploration activities, meet future drilling commitments under its Exploration and Participation Agreement, and ultimately achieve profitable operations. The Company has funded its operations to date primarily through the issuance of common stock. While management believes it will be able to obtain the necessary financing, there can be no assurance that such financing will be available on terms acceptable to the Company, if at all.

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

March G L [Member]
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of the period ended September 30, the Company maintained all of its cash in U.S.-based financial institutions and had no cash equivalents.

Prepaid Expenses and Prepaid Shipping Fees

Prepaid Expenses and Prepaid Shipping Fees

Prepaid expenses represent advance payments for services and costs that will be recognized as expenses in future periods when incurred. As of the period ended September 30, prepaid expenses primarily consist of prepaid consulting services and prepaid shipping fees related to logistical support for the Company’s planned exploration activities in Greenland. These costs will be expensed as the related services are performed or as the benefit is consumed.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of the period ended September 30, no provision for income taxes has been recorded due to the Company’s operating losses and the full valuation allowance on deferred tax assets.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Concentration of Risk

Concentration of Risk

The Company maintains its cash balances in one financial institution, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk on its cash balances.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and accounts payable. The carrying amounts of these financial instruments approximate fair value because of their short-term nature.

Research and Development

Research and Development

The Company expenses all research and development costs as incurred. These include expenses related to geological studies, early-stage exploration planning, and technical evaluations. No research and development costs have been capitalized as of the periods ended September 30 or June 30, 2025.

Related Party Transactions

Related Party Transactions

During the period from inception (March 31, 2025) to September 30, 2025, the Company entered into a management services agreement with a significant shareholder to provide general management and executive services. Under this agreement, the shareholder acted in the capacity of Chief Executive Officer and provided strategic, operational, and administrative support to the Company.

The agreement was entered into on terms management believes are consistent with those that would have been negotiated with an unrelated third party. As of September 30, 2025, there were no outstanding payables or receivables related to this arrangement.

No other related party transactions were identified during the reporting period.

Going Concern

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Since inception on March 31, 2025, the Company has been engaged primarily in organizational activities and early-stage exploration planning. As of September 30, 2025, the Company has incurred a net loss of $3,091,094, has not generated any revenues, and is in the development stage.

The Company’s ability to continue as a going concern depends on its capacity to raise additional capital for planned exploration activities, meet future drilling commitments under its Exploration and Participation Agreement, and ultimately achieve profitable operations. The Company has funded its operations to date primarily through the issuance of common stock. While management believes it will be able to obtain the necessary financing, there can be no assurance that such financing will be available on terms acceptable to the Company, if at all.

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Operating Segments

Operating Segments

ASC Topic 280, Segment Reporting, establishes standards for companies to report financial statement information about operating segments, products and services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenues and incur expenses, and for which discrete financial information is available that is regularly reviewed by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the Company’s assets, operating results, and financial metrics on a consolidated basis to make decisions regarding resource allocation and to assess overall financial performance. Based on this evaluation, management has determined that the Company operates as a single reportable segment.

The CODM assesses performance for the single operating segment and allocates resources based primarily on net income (loss), which is reported on the accompanying statement of operations, and total assets, which are reported on the balance sheet. Because the Company has not generated revenues and has not commenced drilling operations as of September 30, 2025, the CODM does not review discrete profitability measures or operating results by geographic area or activity.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM regularly reviews certain financial metrics included in net income (loss) and total assets. These metrics include the following:

Metric	Period from Inception (March 31, 2025) through September 30, 2025
Operating expenses	$3,091,094

Operating Segments (continued)

Operating expenses are reviewed and monitored by the CODM to manage cash utilization, forecast liquidity needs, and ensure sufficient capital is available to fund planned exploration activities and meet future drilling commitments. The CODM also reviews operating expenses to ensure costs are aligned with contractual obligations, regulatory requirements, and approved budgets. Operating expenses, as reported on the statement of operations, represent the significant segment expense regularly reviewed by the CODM.

Accordingly, the Company’s consolidated financial statements reflect the results of a single operating and reportable segment for all periods presented.